Revenue (Tables)	6 Months Ended
Jun. 30, 2020
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue	Revenue disaggregated by customer profile is as follows:

	Three Months Ended		Six Months Ended
	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019
	(in thousands)		(in thousands)

Top client	$74,932	$89,565	$156,199	$189,559
Clients 2-5	179,018	166,772	381,996	336,285
Clients 6-10	86,449	87,725	160,800	166,499
Clients 11-25	101,417	139,086	231,501	274,748
Other	178,412	211,989	404,834	402,898

Total	$620,228	$695,137	$1,335,330	$1,369,989